NOTE 8 - INCOME TAXES - Deferred Tax Assets (Details) (Annual Report [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Annual Report [Member]
Deferred tax assets:
Net operating loss		$ 12,600
Net deferred tax asset		$ 12,600